Investments in joint ventures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Impairment and losses on sale of businesses and fixed assets	$ 14,381	$ 8,075	$ 860
Joint ventures
Disclosure of joint ventures [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Impairment and losses on sale of businesses and fixed assets	433	(25)
Joint ventures | Upstream
Disclosure of joint ventures [line items]
Impairment and losses on sale of businesses and fixed assets	$ 336	$ (25)
Joint ventures | Bottom of range [member]
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	30 days
Joint ventures | Top of range [member]
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	45 days